Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Cukierman & Co. [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	Year ended December 31,
	2016	2015	2014

Success fee related to private placement	-	-	33
Retainer fee	-	12	76

Total	-	12	109

Edouard Cukierman [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	Year ended December 31,
	2016	2015	2014

Chairman fees	$-	$-	$60
Stock option compensation expenses	-	-	10

Total	$-	$-	$70

THCAP [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	Year ended December 31,
	2016	2015	2014

Retainer fees	$-	$-	$28
Director's fee	-	6	8

Total	$-	$6	$36

iDnext [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	Year ended December 31,
	2016	2015	2014

Monthly fees	$104	$-	$-

Total	$104	$-	$-